U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing
 Form.
	Please print or type.

1.	Name and address of issuer:

TIAA-CREF Funds (formerly known as TIAA-
CREF Institutional Mutual Funds)
      730 Third Avenue
      New York, NY 10017-3206

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for
all series and classes of securities of the issuer, check
the box but do not list series or classes:	  x


3.	Investment Company Act File Number: 811-
09301

      Securities Act File Number: 333-76651

4(a) Last day of fiscal year for which this Form is filed:

     	September 30, 2009

4(b)	Check box if this notice is being filed late
 (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:	If the Form is being filed late, interest
must be paid on the registration fee due.

4(c)	Check box if this is the last time the issuer will
be filing this Form.


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):	$9,410,545,050

    (ii)	Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:	$4,503,149,476

    (iii)	Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:
            $   -0-

    (iv)	Total available redemption credits
            [Add items 5(ii) and 5(iii)]:$4,503,149,476

    (v)	Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:	$4,907,395,574

    (vi)	Redemption credits available for
            use in future years
            $     -0-
            - if Item 5(i) is less than Item
            5(iv) [subtract Item 5(iv) from
            Item 5(i)]:

    (vii)	Multiplier for determining registra-
            tion fee (See Instruction C.9):x.0000713

    (viii)Registration fee due [multiply
            Item 5(v) by Item 5(vii)] (enter
            "0" if no fee is due):	=$349,897.30


6.	Prepaid Shares

If the response to Item 5(i) was determined by
deducting an amount of securities that were
registered under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before [effective date of
rescission of rule 24e-2], then report the amount of
securities (number of shares or other units) deducted
here:      -0-    .  If there is a number of shares or
other units that were registered pursuant to rule 24e-
2 remaining unsold at the end of the fiscal year for
which this form is filed that are available for use by
the issuer in future fiscal years, then state that
number here:      -0-     .

7.Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see
Instruction D):

	            +$-0-

8.	Total of the amount of the registration fee due plus
any interest due [line 5(viii) plus line 7]:

            	=$349,897.30
9.	Date the registration fee and any interest payment
was sent to the Commissions lockbox depository:

            December 23, 2009	CIK#: 0001084380
            Method of Delivery:

                              X	Wire Transfer
                                Mail or other means

SIGNATURES




This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*	/s/ Phillip G. Goff
				Phillip G. Goff
	  Principal Financial Officer, Principal
Accounting Officer and Treasurer

Date   December 23, 2009

* Please print the name and title of the signing officer below the signature.